Goodwill and Other Intangible Assets - Key Economic Assumptions (Details 5) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Key economic assumptions used to determine the fair value of the Firm's Mortgage Servicing Rights (MSRs) [Abstract]
Weighted-average prepayment speed assumption (CPR)	10.63%	11.29%
Impact on fair value of 10% adverse change	$ (775)	$ (809)
Impact on fair value of 20% adverse change	(1,500)	(1,568)
Goodwill increase (decrease) during period	3.85%	3.94%
Impact on fair value of 100 basis points adverse change	(587)	(578)
Impact on fair value of 200 basis points adverse change	$ (1,125)	$ (1,109)